INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAXES
Schedule of Income tax expenses

Income tax expenses (benefits) are as follows:

	For the years ended December 31,
	2019	2020	2021
Income tax expenses (benefits):
Current	$691	$830	$284
Deferred	—	—	—
Income tax benefit due to reverse of UTP	—	(11,065)	—
	$691	$(10,235)	$284

Schedule of reconciliation between the provision for income taxes computed by applying the PRC EIT rate of 25% to income before income taxes and the actual provision of income taxes

Reconciliation between the provision for income taxes computed by applying the PRC EIT rate of 25% to income before income taxes and the actual provision of income taxes is as follows:

	For the years ended December 31,
	2019	2020	2021

Net loss before provision for income taxes	$(33,213)	$(3,787)	$(17,503)
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	(8,303)	(947)	(4,376)

Expenses not deductible for tax purpose
Entertainment expenses exceeded the tax limit	96	48	42
Tax effect of impairment loss on property and equipment and intangible assets	—	—	—
Tax effect of unrealized net operating loss	30,854	4,481	5,575
Tax effect of other permanent differences	(856)	19	—
Non-taxable gain from subsidiaries disposal	—	(14,323)	—
Effect of income tax benefit due to reverse of UTP	—	(11,065)	—
Changes in valuation allowance	(22,364)	10,282	(763)
Effect of preferential tax rates granted to PRC entities	1,215	1,599	121
Effect of income tax rate change	(262)	(396)	—
HK entities not subject to income taxes	—	—	(391)
Effect of income tax rate difference in other jurisdictions	311	67	76

Income tax expenses (benefits)	$691	$(10,235)	$284

Effective tax rates	(2.1)%	270.3%	(1.6)%

Schedule of Deferred Income Tax Assets and Liabilities

10.          INCOME TAXES - continued

The principal components of the Group's deferred income tax assets are as follows:

	As of December 31,
	2020	2021
Deferred tax assets:
Allowance for doubtful accounts	$15,547	$10,456
Amortization of intangible assets	726	589
Net operating loss carry forwards	29,572	44,878
Excess marketing and advertising expense (15%)	52	42
Impairment on inventory	85	—
Share transfer loss	11,836	—
Recognized cost of non-deductible VAT-input that generated in prior years	348	521
Total deferred tax assets	58,166	56,486

Valuation allowance	(58,166)	(56,486)

Total deferred tax assets, net	$—	$—